Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Reserves
Reconciliation of reserves

	2017	2016	2015
	$m	$m	$m
Cumulative translation differences included within retained earnings
At 1 January	(2,028)	(372)	490
Foreign exchange arising on consolidation	536	(1,050)	(528)
Exchange adjustments on goodwill (recorded against other reserves)	18	(11)	(15)
Foreign exchange arising on designating borrowings in net investment hedges	505	(591)	(333)
Fair value movement on derivatives designated in net investment hedges	(48)	(4)	14
Net exchange movement in retained earnings	1,011	(1,656)	(862)
At 31 December	(1,017)	(2,028)	(372)